Financial instruments and risk management	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial instruments and risk management

27.	Financial instruments and risk management

(a)	Accounting classifications and fair value

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;

●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The Company recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred. There were no transfers between fair value levels during the year.

As at December 31, 2025, the Group’s financial instruments measured at fair value comprised derivative financial liabilities of €181k, classified within Level 2 of the fair value hierarchy. No instruments were classified within Level 1 or Level 3 at the reporting date.

The derivative financial liabilities outstanding at 31 December 2025 relate to embedded derivative features within convertible financing instruments and share purchase warrants. These instruments were valued using a Black-Scholes model, which is considered a Level 2 technique as it uses observable market inputs. The inputs to the valuation comprised the Company’s quoted share price at the measurement date, risk-free rates derived from government bond yields with maturities corresponding to the expected term of the instruments, expected term based on the contractual maturity of the underlying instrument, and volatility estimated from the Company’s historical share price. See Note 23 for the movement in derivative financial liabilities during the year.

The comparative position at 31 December 2024 included warrants measured at fair value using Level 1 inputs (quoted market prices at the reporting date), the Macquarie convertible notes and associated warrants (classified as derivative liabilities, Level 2, valued using a Black-Scholes model), service-related warrants (classified as compound equity instruments, Level 2, valued using a Binomial pricing model), and a convertible note reserve recognised in relation to QIND’s convertible notes (Level 2, measured by discounting expected future cash flows at the effective interest rate derived from observable market inputs). These instruments were extinguished, converted or derecognised during the year ended 31 December 2025.

	Carrying value				Fair value
	Cash and receivables	Liabilities	Equity	Total carrying amount	Level 1	Level 2	Level 3	Total
2025	€’000	€’000	€’000	€’000	€’000	€’000	€’000	€’000
Cash and cash equivalents	575			575				-
Trade receivables	4,774			4,774				-
Other receivables*	229			229				-
Trade payables		1,375		1,375				-
Warrants		0		0	0			0
Amounts owed to related parties		-		-				-
Loans and borrowings		1,757		1,757				-
Other payables**		7,038		7,038				-
Derivative liabilities		181		181		181		181
Other equity reserve			6,861	6,861				-
Total	5,579	10,730	6,861	22,790	0	181	-	181
2024
Cash and cash equivalents	214	-	-	214	-	-	-	-
Trade receivables	2,958	-	-	2,958	-	-	-	-
Other receivables*	48	-	-	48	-	-	-	-
Trade payables	-	2,838	-	2,838	-	-	-	-
Warrants	-	177	-	177	177	-	-	177
Amounts owed to related parties	-	5,086	-	5,086	-	-	-	-
Loans and borrowings	-	1,938	-	1,938	-	-	-	-
Other payables**	-	1,000	-	1,000	-	-	-	-
Derivative liabilities	-	870	-	870	-	870	-	870
Service related warrants	-	-	217	217	-	217	-	217
Convertible note reserve	-	-	24	24	-	24	-	24
	3,220	11,909	241	15,370	177	1,111	-	1,288

*	Prepayments and VAT have been excluded as they are not classified as a financial asset.
**	Employment taxes have been excluded as these are statutory liabilities.

Cash and cash equivalents

For cash and cash equivalents, the carrying value is deemed to reflect a reasonable approximation of fair value.

Trade receivables/other receivables/payables

For the receivables and payables with a remaining term of less than one year or on demand balances, the carrying amount less impairment allowances, where appropriate, is a reasonable approximation of fair value.

(b)	Financial risk management

The Group’s operations expose it to various financial risks that include credit risk, liquidity risk and market risk. The Group has a risk management framework in place which seeks to limit the impact of these risks on the financial performance of the Group. It is the policy of the Group to manage these risks in a non-speculative manner.

This note presents information about the Group’s exposure to each of the above risks and the objectives, policies and processes for measuring and managing the risks. Further quantitative and qualitative disclosures are included throughout this note.

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

(c)	Credit risk

Exposure to credit risk

Credit risk arises from granting credit to customers or others and from investing cash and cash equivalents with banks and financial institutions. The Group have not granted credit to customers to date as the Group has not earned any revenues.

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s cash and cash equivalents. The carrying amounts of financial assets represent the maximum credit exposure. There were no impairment losses on financial assets recognised in profit or loss.

Other receivables

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk and country in which customers operate.

In monitoring credit risk, receivables are grouped according to their credit characteristics, including their geographic location, industry, trading history with the Group and existence of previous financial difficulties. The Group does not require collateral in respect of its receivables.

At December 31, 2025, the exposure to credit risk for receivables by geographic region was not significant.

Cash and short-term bank deposits

The Group held cash and cash equivalents of €0.6 million at December 31, 2025 (2024: €0.2 million). 63% of the cash and cash equivalents are held under our subsidiary QIND. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties.

(d)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable costs or risking damage to the Group’s reputation.

Contractual maturities

The following are the expected contractual maturities of the Group’s financial liabilities, including estimated interest payments.

	Carrying amount	Contractual cash flows	Less than one year	1 – 2 years	2 – 5 years	More than 5 years
2025	€’000	€’000	€’000	€’000	€’000	€’000
Derivatives: Warrants*	-	-	-	-	-	-
Trade payables	1,375	1,375	1,375		-	-
Amounts owed to related parties	-	-	-	-	-	-
Loans and borrowings	1,757	1,757	1,757	-	-	-
Other payables	7,038	7,038	7,038		-	-
Lease liabilities	124	124	39	85	-	-
Derivatives: Convertible notes*	181	181	-	181	-	-
Total	10,475	10,475	10,209	266	-	-

2024
Derivatives: Warrants*	177	-	-	-	-	-
Trade payables	2,838	2,838	2,838	-	-	-
Amounts owed to related parties	5,086	5,086	-	-	-	-
Loans and borrowings	1,938	1,938	1,938	-	-	-
Other payables	1,000	1,000	1,000	-	-	-
Lease liabilities	273	275	119	108	48	-
Derivatives: Convertible notes*	636	-	-	-	-	-
Total	12,394	11,583	6,340	108	48

*	contractual cash flows for warrants and convertible promissory notes are €nil because both instruments will be settled in shares.

(e)	Market risk and interest rate risk

Market risk is the risk that changes in market prices and indices, such as foreign exchange rates and interest rates, will affect the Group’s income or the value of its holdings of financial instruments. Interest rate risk is not significant to the Group.

(f)	Foreign exchange risk

The Group uses the Euro as its functional currency. Foreign exchange rate risk is the risk that the fair value of Group assets or liabilities, or future expected cash flows will fluctuate because of changes in foreign currency exchange rates. While the Company’s shares are listed in US dollars, the currency of the primary operating environment of the Group for the majority of the year was the Euro, and its exposure to the risk of changes in foreign currency would arise primarily when revenue or expense is denominated in a currency other than the Euro. Through its subsidiary QIND, the company recognised revenue and cost of sales in USD. The Group also acquired a subsidiary in South Africa in October 2025 but trading had not commenced as of 31 December 2025. As of the end of 2025, the Group’s operations have recently become more exposed to the effect of the translation of foreign operations due to its shift in operations into the US. At December 31, 2025, the Company had USD and EUR cash balances of approximately $0.53 million (2024: $0.23 million) and €0.08 million (2024: €0.002 million), respectively. A 10% movement in the EUR/USD exchange rate would have resulted in an impact of approximately €0.1 million on the Group’s reported cash position, assuming all other variables remain constant.

The following significant exchange rates have been applied during the year.

	Average rate		Period-end spot rate
	2025	2024	2025	2024
Euro
USD	1.132	1.039	1.174	1.084

Capital Management

The Group’s policy is to maintain a strong capital base so as to maintain investor and creditor confidence and to sustain the future development of the business. The board of directors monitors the return on capital.